Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets

PulteGroup, Inc. 401(k) Plan

EIN #38-2766606 Plan #001

Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)

December 31, 2025
	(b)	(c)
	Identity of Issue,	Description of Investment Including			(e)
	Borrower, Lessor,	Maturity Date, Rate of Interest,	Shares/	(d)	Current
(a)	or Similar Party	Collateral, Par, or Maturity Value	Units	Cost	Value

	The Vanguard Group of Investment Companies	Vanguard Institutional Index Fund Institutional Plus Shares	482,435	**	$266,338,083
		Vanguard Total International Stock Index Fund Institutional Shares	355,523	**	57,626,773
		Vanguard Retirement Savings Trust IV	50,270,303	**	50,270,303
		Vanguard Cash Reserves Federal Money Market Fund Admiral Shares	328,276	**	328,276
		Vanguard Target Retirement Income & Growth Trust	60,846	**	1,569,827
		Vanguard Target Retirement Income Trust I	108,398	**	8,203,596
		Vanguard Target Retirement 2020 Trust I	129,376	**	10,978,841
		Vanguard Target Retirement 2025 Trust I	370,288	**	34,070,173
		Vanguard Target Retirement 2030 Trust I	605,380	**	59,254,584
		Vanguard Target Retirement 2035 Trust I	784,235	**	82,438,823
		Vanguard Target Retirement 2040 Trust I	733,918	**	83,527,257
		Vanguard Target Retirement 2045 Trust I	745,090	**	89,239,372
		Vanguard Target Retirement 2050 Trust I	577,036	**	71,413,958
		Vanguard Target Retirement 2055 Trust I	425,116	**	64,158,443
		Vanguard Target Retirement 2060 Trust I	467,344	**	37,069,724
		Vanguard Target Retirement 2065 Trust I	288,503	**	14,073,166
		Vanguard Target Retirement 2070 Trust I	42,076	**	1,251,341

	Victory	Victory Sycamore Established Value Fund Class R6	1,039,374	**	46,834,214

	American Funds	American Funds Washington Mutual Investors Fund Class R6	781,120	**	50,960,297

	Geneva	Geneva Small Cap Growth Collective Fund Class C	1,704,405	**	17,284,538

	J.P. Morgan	JPMorgan Large Cap Growth Fund Class R6	1,397,560	**	120,805,128

*	Fidelity Investments	Fidelity Balanced Fund Class K	1,729,877	**	55,598,231
		Fidelity U.S. Bond Index Fund	5,200,533	**	54,917,628
		Fidelity Extended Market Index Fund	698,917	**	21,617,515
		Fidelity Small Cap Index Fund	272,796	**	27,462,346

	MFS Heritage Trust Company	MFS International Equity Fund Class 2	1,226,145	**	27,821,228

*	Company Stock Fund	PulteGroup, Inc. Company Stock	740,907	**	86,878,755
		Fidelity Investments Money Market Government Portfolio - Class I			2,932,143

*	Participant Loans	Individual participant loans with varying maturity dates and interest rates ranging from 4.25% to 9.50%			14,423,714

	Total assets				$1,459,348,277

	There were no investment assets reportable as acquired and disposed of during the year.

*	Party in interest.
**	Participant-directed investments, cost information is omitted.